Income taxes - Narrative (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Income Taxes Disclosure [Line Items]
Decrease in net deferred tax asset				$ 12,600,000
Net impact to income tax expense				0
Increase (decrease) in valuation allowance				406,000
Payroll tax credit				22,000
Income tax provision (benefit)		$ 0	$ 0
U.S. Federal
Income Taxes Disclosure [Line Items]
Net operating loss carryforward				91,200,000
Research and development tax credit carryforwards				1,600,000
U.S. State
Income Taxes Disclosure [Line Items]
Net operating loss carryforward				90,400,000
Research and development tax credit carryforwards				428,000
Operating loss carryforward tax affected				$ 7,100,000
U.S. Federal and State
Income Taxes Disclosure [Line Items]
Operating loss carryforwards that will increase additional paid in capital if used to reduce income taxes payable	$ 42,000